Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan' s interest in Master Trust	$ 1,458,721,397	$ 1,262,435,669
Notes receivable from participants	42,816,747	39,196,501
Contributions receivable:
Company	1,401,287	1,784,524
Participants	1,208,115	0
Total assets	1,504,147,546	1,303,416,694
Liabilities
Administrative expenses payable	203,630	173,661
Refund of excess contributions	14,898	5,538
Total liabilities	218,528	179,199
Net assets available for benefits	$ 1,503,929,018	$ 1,303,237,495